Borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Borrowings
Schedule of borrowings by classification

	June 30, 2023	June 30, 2022
	$’000	$’000
Current liabilities
Interest-bearing borrowings	11,191	—
Related party borrowings	51,136	—
Other borrowings	103	74
Total current borrowings	62,430	74
Non-current liabilities
Interest-bearing borrowings	115,744	88,269
Related party borrowings	16,465	—
Total non-current borrowings	132,209	88,269
Total borrowings	194,639	88,343

Schedule of changes in borrowings

	June 30, 2023	June 30, 2022
	$’000	$’000
Borrowings Rollforward
Opening Balance – July 1	88,343	80,332
Drawdowns of facilities	129,848	117,527
Transaction costs paid	(8,178)	(3,888)
Repayment of borrowings (inclusive of prepayment fee)	—	(72,407)
Accrued Interest	12,130	12,761
Conversion of convertible notes	—	(42,570)
Derivative and warrant allocation	(29,518)	—
Prepayment fee	2,250	—
Credit card borrowings	30	49
Foreign currency translations movements	(266)	(3,461)
Closing Balance – June 30	194,639	88,343